Accounts receivable, net (Details) - Schedule of accounts receivable net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of accounts receivable net [Abstract]
Accounts receivable	$ 10,480	$ 18,273
Less: Allowance for doubtful accounts	(4,519)	(3,350)
Accounts receivable, net	$ 5,961	$ 14,923